Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued labilities as of December 31, 2024 and 2023 are summarized as follows:

	December 31,	December 31,
	2024	2023
Trade payable	€2,024,811	€1,847,575
VAT payable	56,368	69,426
Payroll taxes payable	56,899	56,419
Customer deposits	772,740	70,139
	€2,910,818	€2,043,559